Other Financial and Non-Financial Assets - Summary of Breakdown of Other Financial and Non-financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	$ 18,886,290	$ 8,391,566
Other Non Financial Assets	2,232,053	1,477,587
Sundry debtors [member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	7,390,700	6,396,792
Advanced prepayments [member]
Disclosure of other financial assets and non-financial assets [line items]
Other Non Financial Assets	466,204	320,313
Advanced tax [member]
Disclosure of other financial assets and non-financial assets [line items]
Other Non Financial Assets	604,257	51,287
Investments property [member]
Disclosure of other financial assets and non-financial assets [line items]
Other Non Financial Assets	980,176	986,674
Receivables from other spot sales pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	1,722,085	1,241,411
Private securities [member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	605,442	502,534
Receivables from spot sales of foreign currency pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	8,440,351	18,301
Receivables from spot sales of government securities pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	553,943	8,752
Other [member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	192,698	237,808
Other Non Financial Assets	181,416	119,313
Subtotal [Member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	18,905,219	8,405,598
Allowances [member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	$ (18,929)	$ (14,032)